LONG-TERM DEBT AND CREDIT FACILITIES - Other (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Long-term debt
Long-term debt and credit facilities		$ 2,232.6	$ 2,556.9
Reclamation and remediation obligations
Long-term debt
Surety bonds outstanding		$ 375.1	317.0
Operations in Brazil, Mauritania, Ghana and Chile
Long-term debt
Fees incurred (as a percentage)		0.75%
Surety bonds outstanding		$ 241.8	267.5
EDC
Long-term debt
Maximum borrowing capacity		$ 300.0
Borrowings, maturity	June 30, 2024
Fees incurred (as a percentage)		0.75%
Long-term debt and credit facilities		$ 235.7	230.4
Surety bond
Long-term debt
Fees incurred (as a percentage)		0.55%
Surety bonds outstanding		$ 376.1	318.0
Surety bond | Reclamation and remediation obligations
Long-term debt
Surety bonds outstanding		$ 375.1	$ 317.0